Net Revenue	12 Months Ended
Dec. 31, 2024
Revenue from Contracts with Customers [Abstract]
Net Revenue	Net Revenue
The following table presents the Company’s revenue disaggregated based on revenue source and timing of revenue recognition. The Company believes these categories best depict the nature and timing of revenue.

(in millions)	2024	2023	2022
Type of goods and services:
Wafer revenue(1)(2)	$6,098	$6,536	$7,301
Non wafer revenue(1)(2)	652	856	807
Total	$6,750	$7,392	$8,108

Timing of revenue recognition:
Revenue recognized over time	$484	$471	$445
Revenue recognized at a point in time	6,266	6,921	7,663
Total	$6,750	$7,392	$8,108
(1) Beginning in 2024, access fees and other have been reclassified from wafer revenue to non wafer revenue. Prior period amounts have been recast to conform to the current presentation.
(2) Beginning in the fourth quarter 2023, underutilization charges have been included in wafer revenue. Prior period amounts have been recast to conform to the current presentation.
The Company recognizes revenue when wafers are transferred to the customer, which is determined to be at the point of wafer shipment from the Company’s facilities or delivery to the customer location, as determined by the agreed shipping terms.
The Company’s remaining performance obligations that are completely or partially unsatisfied as of December 31, 2024, was approximately $14 billion pertaining to wafer products under certain long-term supply arrangements with customers. Generally, the amount and timing of recognition of the remaining performance obligations are subject to change and are affected by several factors, including terminations, subsequent modifications in the scope of contracts and uncertainty in meeting volume commitments. Based on the current terms of the contracts, 45% of these performance obligations is expected to be recognized in the next 24 months, with the remaining 55% substantially satisfied within the following three years.
The following table presents the Company’s revenue disaggregated based on end markets for the year ended December 31, 2024:

(in millions):	2024
Smart Mobile Devices	$3,048
Communications Infrastructure & Datacenter	577
Home and Industrial IoT	1,267
Automotive	1,206
Non wafer revenue and other	652
Total	$6,750